INTANGIBLE ASSETS (Q1) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 9,625,938		$ 9,625,938	$ 9,625,938
Less: accumulated amortization	(6,547,410)		(6,430,249)	(5,955,101)
Intangible assets, net	3,078,528		3,195,689	3,670,837
Amortization expense	117,161	117,161	475,148	475,148
Future aggregate amortization expense for intangible assets [Abstract]
2015 (Nine months)	357,987
2016	476,450		476,450
2017	475,148		475,148
2018	475,148		475,148
2019	475,148		475,148
2020 & Beyond	818,647		818,647
Total	3,078,528		3,195,689
Patents [Member] | Amlexanox (Aphthasol) [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,090,000		2,090,000	2,090,000
Patents [Member] | Amlexanox (OraDiscA) [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	6,873,080		6,873,080	6,873,080
Patents [Member] | ORADISC [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	73,000		73,000	73,000
Patents [Member] | Hydrogel Nanoparticle Aggregate [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 589,858		$ 589,858	$ 589,858